Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

This section provides disclosure about the relationship between executive compensation actually paid to our principal executive officer (PEO) and non-PEO NEOs and certain financial performance measures of the Company for the fiscal years listed below. As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation actually paid and certain financial performance of the Company. For further information concerning the Company’s variable pay-for-performance philosophy and how the Company aligns executive compensation with the Company’s performance, please refer to the section titled “Compensation Discussion and Analysis.”

			Average Summary	Average	Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for PEO[1]	Compensation Actually Paid to PEO[2]	Compensation Table Total for Non-PEO NEOs[3]	Compensation Actually Paid to Non-PEO NEOs[4]	Total Shareholder Return[5]	Peer Group Total Shareholder Return[6]	Net Income (millions)[7]	Non- GAAP EPS[8]

(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)

2026	$3,206,287	$5,212,972	$1,000,816	$1,658,876	$112.82	$122.25	$95.5	$2.48

2025	$2,437,479	$2,250,215	$1,315,358	$1,218,885	$74.57	$119.88	$(366.9)	$2.22

2024	$2,852,966	$520,595	$1,557,480	$339,596	$77.53	$109.50	$(147.7)	$2.20

2023	$4,509,598	$3,588,493	$2,342,272	$1,866,383	$101.72	$86.59	$59.6	$2.18

2022	$3,908,422	$4,553,782	$2,077,840	$2,418,447	$113.91	$103.01	$35.9	$1.84

1.
The dollar amounts reported in column (b) are the amounts of total compensation reported for Mr. Singhal (our President, Chief Executive Officer, and Chairman of the Board) for each corresponding year in the “Total” column of the Summary Compensation Table. Refer to “Summary Compensation Table for Fiscal Year 2026.”
2.
The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to Mr. Singhal, as defined and computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Singhal during the applicable fiscal year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Singhal’s total compensation as reported in the Summary Compensation Table for each fiscal year to determine the compensation actually paid:

Year	Reported Summary Compensation Table Total for PEO	Reported Value of Equity Awards(a)	Equity Award Adjustments(b)	Compensation Actually Paid to PEO

2026	$3,206,287	$(1,346,256)	$3,352,941	$5,212,972

2025	$2,437,479	$(1,193,760)	$1,006,496	$2,250,215

2024	$2,852,966	$(1,830,096)	$(502,275)	$520,595

2023	$4,509,598	$(2,901,420)	$1,980,315	$3,588,493

2022	$3,908,422	$(2,504,520)	$3,149,880	$4,553,782

(a)
Represents the grant date fair value of equity awards granted in each fiscal year presented, as reported in the “Stock Awards” column of the Summary Compensation Table.
(b)
The equity award adjustments for each applicable fiscal year include the addition (or subtraction, as applicable) of the following:
(i)
the year-end fair value (computed consistent with the methodology used for share-based payments under U.S. GAAP) of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year;
(ii)
the amount of change as of the end of the applicable fiscal year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable fiscal year;
(iii)
for awards that are granted and vest in the same applicable fiscal year, the fair value as of the vesting date;
(iv)
for awards granted in prior fiscal years that vest in the applicable fiscal year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value;
(v)
for awards granted in prior fiscal years that are determined to fail to meet the applicable vesting conditions during the applicable fiscal year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and
(vi)
the dollar value of any dividends or other earnings paid on stock or option awards in the applicable fiscal year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable fiscal year.

The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	(i) Year End Fair Value of Outstanding and Unvested Equity Awards	(ii) Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	(iii) Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	(iv) Change in Fair Value from End of the Prior Year to the Vesting Date of Equity Awards Granted in Prior Years that Vested in the Year	(v) Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	(vi) Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments

2026	$2,130,192	$1,123,074	$—	$157,275	$(57,600)	$—	$3,352,941

2025	$1,370,448	$(192,411)	$—	$(171,541)	$—	$—	$1,006,496

2024	$1,144,800	$(1,574,505)	$—	$(72,570)	$—	$—	$(502,275)

2023	$2,160,900	$(351,225)	$—	$170,640	$—	$—	$1,980,315

2022	$2,747,880	$352,800	$—	$49,200	$—	$—	$3,149,880

3.
The dollar amounts reported in column (d) represent the average of the amounts reported for the NEOs as a group (excluding Mr. Singhal) in the “Total” column of the Summary Compensation Table in each applicable fiscal year. The names of each of the NEOs (excluding Mr. Singhal) included for purposes of calculating the average amounts in each applicable year are Michael Szabados, Jean Bua, John W. Downing, Anthony Piazza, and Sanjay Munshi for fiscal year 2026 and Michael Szabados, Jean Bua, and John W. Downing for fiscal years 2025, 2024, 2023, and 2022.
4.
The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to the NEOs as a group (excluding Mr. Singhal), as defined and computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding Mr. Singhal) during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation as reported in the Summary Compensation Table for the NEOs as a group (excluding Mr. Singhal) for each fiscal year to determine the compensation actually paid, using the same methodology described above in Note 2:

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs	Average Reported Value of Equity Awards	Average Equity Award Adjustments(a)	Average Compensation Actually Paid to Non-PEO NEOs

2026	$1,000,816	$(340,304)	$998,364	$1,658,876

2025	$1,315,358	$(630,040)	$533,567	$1,218,885

2024	$1,557,480	$(965,884)	$(252,000)	$339,596

2023	$2,342,272	$(1,504,005)	$1,028,116	$1,866,383

2022	$2,077,840	$(1,321,830)	$1,662,437	$2,418,447

(a)
The amounts deducted or added in calculating the total average equity award adjustments are as follows:

Year	(i) Average Year End Fair Value of Equity Awards	(ii) Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards	(iii) Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	(iv) Average Change in Fair Value from End of the Prior Year to the Vesting Date of Equity Awards Granted in Prior Years that Vested in the Year	(v) Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	(vi) Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Average Equity Award Adjustments

2026	$538,465	$420,622	$—	$56,557	$(17,280)	$—	$998,364

2025	$723,292	$(99,190)	$—	$(90,535)	$—	$—	$533,567

2024	$604,200	$(817,899)	$—	$(38,301)	$—	$—	$(252,000)

2023	$1,123,425	$(185,369)	$—	$90,060	$—	$—	$1,028,116

2022	$1,450,270	$186,200	$—	$25,967	$—	$—	$1,662,437

5.
Cumulative total shareholder return, or TSR, is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period.
6.
Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the following published industry index: Nasdaq U.S. Benchmark Computer Services TR Index.
7.
The dollar amounts reported represent the amount of net income reflected in the Company’s audited financial statements for the applicable fiscal year.
8.
Non-GAAP EPS refers to the Company’s diluted EPS as adjusted to eliminate the GAAP effects of: removing the expenses related to the amortization of acquired intangible assets; share-based compensation expense; acquisition-related depreciation expense; restructuring charges; legal (benefit) expense related to civil judgements; goodwill impairment charges; gain on divestiture of a business; loss on extinguishment of debt; and change in fair value of derivative instrument, net of related income tax effects. The Company has determined that non-GAAP EPS is the financial performance measure that, in the Company’s assessment, represents the most important performance measure used by the Company to link compensation actually paid to the NEOs, for the most recently completed fiscal year, to the Company’s performance.

Company Selected Measure Name	Non-GAAP EPS
Named Executive Officers, Footnote	The names of each of the NEOs (excluding Mr. Singhal) included for purposes of calculating the average amounts in each applicable year are Michael Szabados, Jean Bua, John W. Downing, Anthony Piazza, and Sanjay Munshi for fiscal year 2026 and Michael Szabados, Jean Bua, and John W. Downing for fiscal years 2025, 2024, 2023, and 2022.
Peer Group Issuers, Footnote
6.
Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the following published industry index: Nasdaq U.S. Benchmark Computer Services TR Index.

PEO Total Compensation Amount	$ 3,206,287	$ 2,437,479	$ 2,852,966	$ 4,509,598	$ 3,908,422
PEO Actually Paid Compensation Amount	$ 5,212,972	2,250,215	520,595	3,588,493	4,553,782
Adjustment To PEO Compensation, Footnote
2.
The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to Mr. Singhal, as defined and computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Singhal during the applicable fiscal year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Singhal’s total compensation as reported in the Summary Compensation Table for each fiscal year to determine the compensation actually paid:

Year	Reported Summary Compensation Table Total for PEO	Reported Value of Equity Awards(a)	Equity Award Adjustments(b)	Compensation Actually Paid to PEO

2026	$3,206,287	$(1,346,256)	$3,352,941	$5,212,972

2025	$2,437,479	$(1,193,760)	$1,006,496	$2,250,215

2024	$2,852,966	$(1,830,096)	$(502,275)	$520,595

2023	$4,509,598	$(2,901,420)	$1,980,315	$3,588,493

2022	$3,908,422	$(2,504,520)	$3,149,880	$4,553,782

(a)
Represents the grant date fair value of equity awards granted in each fiscal year presented, as reported in the “Stock Awards” column of the Summary Compensation Table.
(b)
The equity award adjustments for each applicable fiscal year include the addition (or subtraction, as applicable) of the following:
(i)
the year-end fair value (computed consistent with the methodology used for share-based payments under U.S. GAAP) of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year;
(ii)
the amount of change as of the end of the applicable fiscal year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable fiscal year;
(iii)
for awards that are granted and vest in the same applicable fiscal year, the fair value as of the vesting date;
(iv)
for awards granted in prior fiscal years that vest in the applicable fiscal year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value;
(v)
for awards granted in prior fiscal years that are determined to fail to meet the applicable vesting conditions during the applicable fiscal year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and
(vi)
the dollar value of any dividends or other earnings paid on stock or option awards in the applicable fiscal year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable fiscal year.

The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	(i) Year End Fair Value of Outstanding and Unvested Equity Awards	(ii) Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	(iii) Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	(iv) Change in Fair Value from End of the Prior Year to the Vesting Date of Equity Awards Granted in Prior Years that Vested in the Year	(v) Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	(vi) Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments

2026	$2,130,192	$1,123,074	$—	$157,275	$(57,600)	$—	$3,352,941

2025	$1,370,448	$(192,411)	$—	$(171,541)	$—	$—	$1,006,496

2024	$1,144,800	$(1,574,505)	$—	$(72,570)	$—	$—	$(502,275)

2023	$2,160,900	$(351,225)	$—	$170,640	$—	$—	$1,980,315

2022	$2,747,880	$352,800	$—	$49,200	$—	$—	$3,149,880

Non-PEO NEO Average Total Compensation Amount	$ 1,000,816	1,315,358	1,557,480	2,342,272	2,077,840
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,658,876	1,218,885	339,596	1,866,383	2,418,447
Adjustment to Non-PEO NEO Compensation Footnote
4.
The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to the NEOs as a group (excluding Mr. Singhal), as defined and computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding Mr. Singhal) during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation as reported in the Summary Compensation Table for the NEOs as a group (excluding Mr. Singhal) for each fiscal year to determine the compensation actually paid, using the same methodology described above in Note 2:

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs	Average Reported Value of Equity Awards	Average Equity Award Adjustments(a)	Average Compensation Actually Paid to Non-PEO NEOs

2026	$1,000,816	$(340,304)	$998,364	$1,658,876

2025	$1,315,358	$(630,040)	$533,567	$1,218,885

2024	$1,557,480	$(965,884)	$(252,000)	$339,596

2023	$2,342,272	$(1,504,005)	$1,028,116	$1,866,383

2022	$2,077,840	$(1,321,830)	$1,662,437	$2,418,447

(a)
The amounts deducted or added in calculating the total average equity award adjustments are as follows:

Year	(i) Average Year End Fair Value of Equity Awards	(ii) Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards	(iii) Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	(iv) Average Change in Fair Value from End of the Prior Year to the Vesting Date of Equity Awards Granted in Prior Years that Vested in the Year	(v) Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	(vi) Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Average Equity Award Adjustments

2026	$538,465	$420,622	$—	$56,557	$(17,280)	$—	$998,364

2025	$723,292	$(99,190)	$—	$(90,535)	$—	$—	$533,567

2024	$604,200	$(817,899)	$—	$(38,301)	$—	$—	$(252,000)

2023	$1,123,425	$(185,369)	$—	$90,060	$—	$—	$1,028,116

2022	$1,450,270	$186,200	$—	$25,967	$—	$—	$1,662,437

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table

Tabular List of Financial Performance Measures

As described in greater detail in the “Compensation Discussion and Analysis,” the Company’s executive compensation program reflects a variable pay-for-performance philosophy. The performance measures that the Company uses for both our long-term and short-term incentive awards are selected based on an objective of incentivizing our NEOs to increase the value of our enterprise for our stockholders. The most important financial performance measures used by the Company to link executive compensation actually paid to the NEOs, for the most recently completed fiscal year, to the Company’s performance are as follows:

▪
Non-GAAP EPS
▪
Total Revenue
▪
Year-Over-Year Cybersecurity Revenue Growth
▪
Relative TSR Compared to the Russell 2000 Index

Total Shareholder Return Amount	$ 112.82	74.57	77.53	101.72	113.91
Peer Group Total Shareholder Return Amount	122.25	119.88	109.5	86.59	103.01
Net Income (Loss)	$ 95,500,000	$ (366,900,000)	$ (147,700,000)	$ 59,600,000	$ 35,900,000
Company Selected Measure Amount	2.48	2.22	2.2	2.18	1.84
PEO Name	Mr. Singhal	Mr. Singhal	Mr. Singhal	Mr. Singhal	Mr. Singhal
Measure:: 1
Pay vs Performance Disclosure
Name	Non-GAAP EPS
Non-GAAP Measure Description
8.
Non-GAAP EPS refers to the Company’s diluted EPS as adjusted to eliminate the GAAP effects of: removing the expenses related to the amortization of acquired intangible assets; share-based compensation expense; acquisition-related depreciation expense; restructuring charges; legal (benefit) expense related to civil judgements; goodwill impairment charges; gain on divestiture of a business; loss on extinguishment of debt; and change in fair value of derivative instrument, net of related income tax effects. The Company has determined that non-GAAP EPS is the financial performance measure that, in the Company’s assessment, represents the most important performance measure used by the Company to link compensation actually paid to the NEOs, for the most recently completed fiscal year, to the Company’s performance.

Measure:: 2
Pay vs Performance Disclosure
Name	Total Revenue
Measure:: 3
Pay vs Performance Disclosure
Name	Year-Over-Year Cybersecurity Revenue Growth
Measure:: 4
Pay vs Performance Disclosure
Name	Relative TSR Compared to the Russell 2000 Index
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,346,256)	$ (1,193,760)	$ (1,830,096)	$ (2,901,420)	$ (2,504,520)
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,352,941	1,006,496	(502,275)	1,980,315	3,149,880
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,130,192	1,370,448	1,144,800	2,160,900	2,747,880
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,123,074	(192,411)	(1,574,505)	(351,225)	352,800
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	157,275	(171,541)	(72,570)	170,640	49,200
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(57,600)	0	0	0	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(340,304)	(630,040)	(965,884)	(1,504,005)	(1,321,830)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	998,364	533,567	(252,000)	1,028,116	1,662,437
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	538,465	723,292	604,200	1,123,425	1,450,270
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	420,622	(99,190)	(817,899)	(185,369)	186,200
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	56,557	(90,535)	(38,301)	90,060	25,967
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(17,280)	0	0	0	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 0	$ 0